Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Property, plant and equipment at cost:
Property, plant and equipment, at cost	$ 14,419.9	$ 13,682.5
Less: accumulated depreciation, depletion and amortization	(5,337.4)	(4,564.2)
Property, plant and equipment, net	9,082.5	9,118.3
Land and Buildings [Member]
Property, plant and equipment at cost:
Property, plant and equipment, at cost	2,078.9	2,034.3
Machinery and Equipment [Member]
Property, plant and equipment at cost:
Property, plant and equipment, at cost	12,064.0	11,349.7
Forestlands and Mineral Rights [Member]
Property, plant and equipment at cost:
Property, plant and equipment, at cost	158.0	208.3
Transportation Equipment [Member]
Property, plant and equipment at cost:
Property, plant and equipment, at cost	30.1	30.7
Leasehold Improvements [Member]
Property, plant and equipment at cost:
Property, plant and equipment, at cost	$ 88.9	$ 59.5